Income Taxes - Summary of Unrecognized Deferred Tax Assets on Tax Credit Carryforward (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure details of carry forward details of tax credits unutilised for which no deferred tax assets are recognized [Line items]
Tax credit carryforwards	¥ 61,687	¥ 95,462
Within 5 years [Member]
Disclosure details of carry forward details of tax credits unutilised for which no deferred tax assets are recognized [Line items]
Tax credit carryforwards	3,778	4,764
Between 5 and 10 years [Member]
Disclosure details of carry forward details of tax credits unutilised for which no deferred tax assets are recognized [Line items]
Tax credit carryforwards	3,878	3,680
Later than 10 years [Member]
Disclosure details of carry forward details of tax credits unutilised for which no deferred tax assets are recognized [Line items]
Tax credit carryforwards	¥ 54,031	¥ 87,018